Critical accounting estimates and significant judgements	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Critical accounting estimates and significant judgements
3.	Critical accounting estimates and significant judgements
Preparation of the consolidated financial statements in conformity with generally accepted accounting principles requires management to make estimates and adopt assumptions that affect the reported amounts of assets and liabilities, revenue and expense and their disclosure. Therefore, variables and assumptions derived from historical experience and other factors deemed relevant were used in preparing accompanying consolidated financial statements included in this report. These estimates and assumptions are reviewed on an ongoing basis and the changes to accounting estimates are recognized in the period in which the estimates are revised on a prospective basis.

The significant accounting policies, including the variables and assumptions used in the estimates, and the relevant sensitivity of those judgments to different scenarios and conditions are described below:
3.1. Revenue from long-term contracts (Defense & Security)
3.1.1 Estimated costs at completion of contracts
In the Defense & Security segment, a significant portion of revenue is derived from long-term contracts with the Brazilian and foreign governments, recognized over time by the cost incurred method (Note 2.2.25 – c), using the ratio of actual cumulative costs incurred divided by total estimated costs at completion for progress measurement.
During the contract execution, the Company assesses the costs incurred, adjusting total estimated costs at completion if necessary, to reflect variations in costs in relation to the projections, mainly due to changes in circumstances and new events, such as contract modification. Any resulting increase or decrease in estimated revenues or costs at completion is recognized as catch-up
adjustment in the consolidated statements of income, increasing or decreasing revenue and gross margin, in the reporting period which the circumstances that give rise to the change become known by Management.
In a
hypothetical scenario of 10% increase or decrease over Management’s projection of estimated costs at completion of long-term contracts in progress during 2021, the Company’s revenue and gross margin in the year would be lower in US$ 88.7 or would increase by US$ 98.9, respectively.
3.1.2 Contract modifications
Contract modification is a change in scope, price or both of contracts with customers. On long-term contracts of the Defense & Security segment, contract modification might occur as a result of changes in price due to escalation, rebalance of price due to changes in cost structure, increase or decrease of scope, as well as adjustment to deliverables timeline. Management is required to review the assumptions of revenue recognition for long-term contracts recognized over time when a contract modification is enforceable (revenue and estimated costs at completion).
Contract modification is solely adjusted in revenue recognition of a long-term contract when the subject of modification is approved by the parties of the original contract, which is usually achieved in the signature of contract amendment in the Defense & Security business unit. A contract modification might also exist when the parties to the original contract had discussions regarding scope or price (or both) of the modification, if the changes in rights and obligations of the parties as a result of modification are enforceable under the terms of the original contract and/or the applicable law.
As disclosed in Note 1.1.1 - Defense & Security, during 2021 the Company and the Brazilian Air Force engaged in negotiations for potential reduction of total aircraft that will be delivered under the original sales order for 28 aircraft
KC-390
Millennium (decrease of scope). On November 12, 2021, the Brazilian Air Force publicly announced its decision to unilaterally reduce the total value of the
KC-390
Millennium aircraft agreement
in 25%, as permitted by the applicable law. The terms to the contract modification were approved and formalized by the parties in the contract amendments signed on February 9, 2022, including, among others, (i) reduce from 28 to 22 the total number of
KC-390
Millennium aircraft to be delivered and (ii) adjust other contractual clauses as compensation for the reduction mentioned in the previous item to mitigate the impacts for the Company (rebalance of price).
Although the signature of contract amendments had occurred in the beginning of 2022, the Company determined the effects of the modification must be considered in revenue recognition of
KC-390
Millennium contract with the Brazilian Air Force in 2021. The unilateral decision to reduce the total contract by 25% announced in 2021 supports the existence of contract modification on this period, since the reduction of 25% is permitted by the applicable law, which also defines Embraer right to claim the rebalance of price as a result of cost increase caused by the reduction. The terms of contract amendments signed in 2022 corroborates the changes in scope and price permitted by the applicable law and known as of December 31, 2021. Therefore, the effects of contract modification generated by such contract amendments caused cumulative adjustment of US$ 40.9 on December 31, 2021, reducing revenue, gross margin and contract assets of the Company in the end of year.

3.2. Impairment of long-lived assets
The impairment test performed considers the Company’s medium and long-term strategic plan cash flows, brought to present value at an appropriate discount rate compatible with the market and that reflects the shareholders’ expectations of return. In preparing or using this information, the Company uses certain estimates, as follows:

a)
Gross expected cash flow
-
the Management projects inflows and outflows based on past performance considering its business strategy and market development expectations. These projections also consider the efficiency gains planned for the product cycle.

b)	Growth rates - the growth rates are reflected in the revenue flow and the gro ss margin budgeted by the Company, consistent with the forecasts included in industry reports.

c)
Discount rates
-
an appropriate discount rate is used that reflects the expected return of investors at the time the calculation is made. This rate is also compared with the market to confirm its consistency.

d)
Foreign exchange rate USD/BRL
- future cash flows for certain cash-generating units with revenue primarily consisting of U.S. dollars (such as the Commercial and Executive Aviation units) are sensitive to volatility and structural changes at the level of US$/R$ exchange rates since certain general production costs and expenses are incurred in Brazilian Real (such as payroll). The depreciation of R$ in relation to US$ may have a positive impact on future cash flows, while appreciation of R$ may result in a reduction in future cash flows at these cash-generating units and possible impairment losses. The Company makes use of derivative financial instruments providing protection for short-term volatility as described in Note 8.

Additional information on the impairment test are disclosed in Note 18.